Loan from Others (Details) € in Thousands, $ in Thousands			6 Months Ended
	Aug. 21, 2024 USD ($) shares	Aug. 21, 2024 EUR (€) shares	Jun. 30, 2025 USD ($)	Jun. 30, 2025 EUR (€)
Loan from Others [Line Items]
Original principal amount	$ 29,000	€ 26,600
Investment bank total amount			$ 293,000	€ 250,000
Commercial sales exceeding | €				€ 5,000
Gross proceeds percentage			10.00%	10.00%
EIB [Member]
Loan from Others [Line Items]
Preferred shares issued | shares	1,000	1,000
Preferred Shares [Member]
Loan from Others [Line Items]
Expected term			3 years	3 years
Risk-free rate			3.80%	3.80%
STD rate			110.00%	110.00%